UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2010
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            October 13, 2010

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       35
Form 13F Information Table Value Total:       78460
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                 COM            032511107    2822  49470SH     SOLE       49470
APACHE CORP                        COM            037411105    3998  40900SH     SOLE       40900
BILL BARRETT CORP                  COM            06846N104    4022 111726SH     SOLE      111726
CANADIAN NAT RES LTD               COM            136385101    4118 118700SH     SOLE      118700
CANADIAN SOLAR INC                 COM            136635109     140   8570SH     SOLE        8570
CHESAPEAKE ENERGY CORP             COM            165167107    4177 184400SH     SOLE      184400
CHEVRON CORP                       NEW COM        166764100    3988  49200SH     SOLE       49200
COMPANHIA ENERGETICA DE MINA       SPONSORED ADR  204409601     121   7403SH     SOLE        7403
CONOCOPHILLIPS                     COM            20825C104    4014  69890SH     SOLE       69890
FIRST SOLAR INC                    COM            336433107     118    800SH     SOLE         800
FOREST OIL CORP                    COM PAR $0.01  346091705    2023  68100SH     SOLE       68100
HALLIBURTON CO                     COM            406216101    4070 123070SH     SOLE      123070
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    2895 259830SH     SOLE      259830
HESS CORP                          COM            42809H107    4049  68490SH     SOLE       68490
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107     168  17960SH     SOLE       17960
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107     182  17700SH     SOLE       17700
LSB INDUSTRIES                     COM            502160104     133   7165SH     SOLE        7165
MARATHON OIL CORP                  COM            565849106    4059 122620SH     SOLE      122620
MEMC ELECTR MATLS INC              COM            552715104     120  10060SH     SOLE       10060
NEWFIELD EXPL CO                   COM            651290108    4130  71900SH     SOLE       71900
NEXEN INC                          COM            65334H102    3952 195860SH     SOLE      195860
NOBLE ENERGY INC                   COM            655044105    3990  53135SH     SOLE       53135
ORMAT TECHNOLOGIES INC             COM            686688102     119   4090SH     SOLE        4090
PATTERSON UTI ENERGY INC           COM            703481101    2670 156340SH     SOLE      156340
PIONEER NAT RES CO                 COM            723787107    2677  41160SH     SOLE       41160
RENESOLA LTD                       SPONSORED ADS  75971T103     185  14770SH     SOLE       14770
STR HOLDINGS                       COM            78478V100      98   4540SH     SOLE        4540
SUNCOR ENERGY INC                  NEW COM ADDED  867224107    4150 127075SH     SOLE      127075
SUNPOWER CORP                      COM CL B       867652307      96   6910SH     SOLE        6910
SUNTECH PWR HLDGS CO LTD           ADR            86800C104      80   8280SH     SOLE        8280
SWIFT ENERGY CO COM                COM            870738101    2672  95160SH     SOLE       95160
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104     147   4880SH     SOLE        4880
UNIT CORP                          COM            909218109    4046 108494SH     SOLE      108494
VALERO ENERGY CORP                 NEW COM        91913Y100    4096 233895SH     SOLE      233895
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     135   9750SH     SOLE        9750

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